Notes Payable (Details 1) (Notes Payable [Member], USD $)	Jun. 30, 2014
Notes Payable [Member]
Short-term Debt [Line Items]
2014 (remainder of year)	$ 2,357
2015	110,061
2016	1,130,563
2017	406,115
2018 and thereafter	7,904
Future minimum debt repayments	$ 1,657,000